Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)		$ 126,800	$ 187,774	$ (260,726)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation		714,345	498,134	453,935
Stock-based compensation		155,567	132,443	117,990
Amortization of intangible assets		122,862	27,446	27,756
Amortization of debt issuance costs and debt discounts		19,137	16,050	18,667
Provision for allowance for doubtful accounts		8,260	5,037	7,093
Gain on asset sales		(32,816)	0	0
Gain on sale of discontinued operations		(2,351)	0	0
Impairment charges		7,698	0	0
Loss on debt extinguishment		12,276	289	156,990
Other items		20,609	16,490	19,912
Changes in operating assets and liabilities:
Accounts receivable		(100,230)	(44,583)	(101,966)
Income taxes, net		29,020	(109,579)	226,774
Other assets		(72,831)	(70,371)	(6,496)
Accounts payable and accrued expenses		61,565	109,125	10,681
Other liabilities		(50,558)	126,568	38,392
Net cash provided by operating activities (1)	[1]	1,019,353	894,823	709,002
Cash flows from investing activities:
Purchases of investments		(42,325)	(359,031)	(545,997)
Sales and maturities of investments		53,164	873,139	785,548
Business acquisitions, net of cash and restricted cash acquired (1)	[1]	(1,766,606)	(245,503)	0
Purchases of real estate		(28,118)	(38,282)	(16,791)
Purchases of other property, plant and equipment		(1,113,365)	(868,120)	(660,203)
Proceeds from sale of assets, net of cash transferred		851,582	0	0
Net cash used in investing activities (1)	[1]	(2,045,668)	(637,797)	(437,443)
Cash flows from financing activities:
Purchases of treasury stock		0	0	(297,958)
Proceeds from employee equity awards		34,179	30,040	29,320
Payment of dividends and special distribution		(499,463)	(521,461)	(83,266)
Purchase of non-controlling interests		0	0	(226,276)
Proceeds from public offering of common stock, net of issuance costs		0	829,496	0
Proceeds from senior notes		0	1,100,000	1,250,000
Proceeds from loans payable		1,168,304	1,197,108	508,826
Repayment of senior notes		0	0	(750,000)
Repayment of convertible debt		(51)	0	(29,513)
Repayment of capital lease and other financing obligations		(114,385)	(28,663)	(18,030)
Repayment of mortgage and loans payable		(1,462,888)	(715,270)	(153,473)
Debt extinguishment costs		(11,380)	0	(116,517)
Debt issuance costs		(11,381)	(18,098)	(25,294)
Net cash provided by (used in) financing activities (1)	[1]	(897,065)	1,873,152	87,819
Effect of foreign currency exchange rates on cash, cash equivalents and restricted cash (1)	[1]	(21,800)	(39,785)	(12,625)
Net increase (decrease) in cash, cash equivalents and restricted cash (1)	[1]	(1,945,180)	2,090,393	346,753
Cash, cash equivalents and restricted cash at beginning of period (1)	[1]	2,718,427	628,034	281,281
Cash, cash equivalents and restricted cash at end of period (1)	[1]	773,247	2,718,427	628,034
Supplemental cash flow information
Cash paid for taxes		39,320	132,302	117,197
Cash paid for interest		350,083	237,410	262,018
Cash and cash equivalents		748,476	2,228,838	610,917
Current portion of restricted cash		15,065	479,417	3,057
Non-current portion of restricted cash included in other assets		$ 9,706	$ 10,172	$ 14,060

[1]	These cash flow line items for the years ended December 31, 2016, 2015 and 2014 have been modified to reflect the adoption of ASU 2016-18 and ASU 2016-09. See Note 1 of Notes to Consolidated Financial Statements for further discussion.